Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / ¥	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / ¥
Liquidity
Net loss	¥ 101,097	$ 14,241	¥ 202,996	¥ 128,468
Net cash used in operating activities	(232,838)	$ (32,796)	142,991	226,342
Accumulated deficit	(8,127,552)		(8,028,261)		$ (1,144,742)
Working capital	¥ 549,239
Functional Currency and Foreign Currency Translation
Exchange rate | $ / ¥	7.0999				7.0999
Unamortized amount	¥ 57,479		85,182		$ 8,096
Accumulated deficit
Liquidity
Net loss	¥ 99,291		193,382	121,524
Maximum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	10.00%	10.00%
Minimum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	2.00%	2.00%
Software development cost
Functional Currency and Foreign Currency Translation
Cost capitalized	¥ 2,750		2,467	4,972
Amortization expense	6,994		¥ 8,678	¥ 8,001
Unamortized amount	¥ 8,215
Estimated useful life	5 years				5 years